OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS
Effective January 1, 2018, Pembina's operating segments are organized by three Divisions: Pipelines, Facilities and Marketing & New Ventures.
The Company determines its reportable segments based on the nature of operations and includes three operating segments: Pipelines, Facilities and Marketing & New Ventures.
The Pipelines segment includes conventional, oil sands and transmission pipeline systems and related infrastructure serving various markets and basins across North America.
The Facilities segment includes processing and fractionation facilities and related infrastructure that provide Pembina's customers with natural gas and NGL services and are highly integrated with the Company's other businesses.
The Marketing & New Ventures segment undertakes value-added commodity marketing activities including buying and selling products and optimizing storage opportunities, by contracting capacity on Pembina's and various third-party pipelines and utilizing the Company's rail fleet and rail logistics capabilities. Marketing activities also include identifying commercial opportunities to further develop other Pembina assets. Pembina's Marketing business also includes results from Aux Sable's NGL extraction facility near Chicago, Illinois and other natural gas and NGL processing facilities, logistics and distribution assets in the United States and Canada.
The financial results of the operating segments are included below. Performance is measured based on results from operating activities, net of depreciation and amortization, as included in the internal management reports that are reviewed by the Company's Chief Executive Officer, Chief Financial Officer and other Senior Vice Presidents. These results are used to measure performance as management believes that such information is the most relevant in evaluating results of certain segments relative to other entities that operate within these industries. Intersegment transactions are recorded at market value and eliminated under corporate and intersegment eliminations.

For the year ended December 31, 2018	Pipelines Division(1)	Facilities Division	Marketing & New Ventures Division(2)	Corporate & Inter-Division Eliminations	Total
($ millions)
Revenue from external customers	1,464	1,166	4,721	—	7,351
Inter-Division revenue	124	302	—	(426)	—
Total revenue(3)	1,588	1,468	4,721	(426)	7,351
Operating expenses	396	313	—	(158)	551
Cost of goods sold, including product purchases	—	462	4,335	(282)	4,515
Realized loss on commodity-related derivative financial instruments	—	—	51	—	51
Share of profit from equity accounted investees	279	30	102	—	411
Depreciation and amortization included in operations	216	149	26	—	391
Unrealized gain on commodity-related derivative financial instruments	—	—	(73)	—	(73)
Gross profit	1,255	574	484	14	2,327
Depreciation included in general and administrative	—	—	—	26	26
Other general and administrative	26	17	41	169	253
Other expense	—	5	12	10	27
Reportable segment results from operating activities	1,229	552	431	(191)	2,021
Net finance costs	9	6	16	248	279
Reportable segment earnings (loss) before tax	1,220	546	415	(439)	1,742
Capital expenditures	711	348	134	33	1,226
Contributions to equity accounted investees	—	58	—	—	58

(1)	Pipelines Division transportation revenue includes $25 million associated with U.S. pipeline sales.

(2)	Marketing & New Ventures Division includes revenue of $240 million associated with U.S. midstream sales.

(3)	During the period, one customer accounted for 10 percent of total revenues, with $792 million reported throughout all segments.

For the year ended December 31, 2017(1)	Pipelines Division(2)	Facilities Division	Marketing & New Ventures Division(3)	Corporate & Inter-Division Eliminations	Total
($ millions)
Revenue from external customers	1,067	800	3,533	—	5,400
Inter-Division revenue	69	169	—	(238)	—
Total revenue(4)	1,136	969	3,533	(238)	5,400
Operating expenses	330	227	—	(107)	450
Cost of goods sold, including product purchases	—	197	3,105	(140)	3,162
Realized loss on commodity-related derivative financial instruments	1	—	93	—	94
Share of profit from equity accounted investees	72	22	22	—	116
Depreciation and amortization included in operations	195	138	26	—	359
Unrealized gain on commodity-related derivative financial instruments	(1)	—	(22)	—	(23)
Gross profit	683	429	353	9	1,474
Depreciation included in general and administrative	—	—	—	23	23
Other general and administrative	20	23	19	151	213
Other (income) expense	(6)	11	1	22	28
Reportable segment results from operating activities	669	395	333	(187)	1,210
Net finance costs	10	12	7	156	185
Reportable segment earnings (loss) before tax	659	383	326	(343)	1,025
Capital expenditures	1,328	440	57	14	1,839
Contributions to equity accounted investees	—	1	6	—	7

(1)	Restated with comparative segments.

(2)	Pipelines Division transportation revenue includes $22 million associated with U.S. pipeline sales.

(3)	Marketing & New Ventures Division includes revenue of $215 million associated with U.S. midstream sales.

(4)	During the period, no one customer accounted for 10 percent or more of total revenue.